Property, Equipment, Improvements and Intangible Assets	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Equipment, Improvements and Intangible Assets

NOTE 3. PROPERTY, EQUIPMENT, IMPROVEMENTS AND INTANGIBLE ASSETS

Property, equipment and improvements consisted of the following:

	As of December 31,		As of September 30, 2017
	2016	2015	(Unaudited)
Property and equipment	$164	$116	$169
Leasehold improvements	12	12	23

	176	128	192
Less: accumulated depreciation	(108)	(76)	(140)

Property, equipment and improvements, net	$68	$52	$52

Depreciation expense was $32 and $26 for the years ended December 31, 2016 and 2015, respectively. Depreciation expense was $32 (unaudited) and $21 (unaudited) for the nine months ended September 30, 2017 and 2016, respectively.

Patents

In March 2016, the Company stopped pursuing a patent for technology it acquired in 2014 and as a result, it recorded a charge of $500 in general and administrative expenses in its statement of operations to fully impair the patent. In July 2015, the Company stopped pursuing a patent for technology it acquired in July 2014 and, as a result, it recorded a charge of $500 in general and administrative expenses in its statement of operations to fully impair the patent.

Capitalized Software

Capitalized software consisted of the following:

	As of December 31,		September 30, 2017
	2016	2015	(Unaudited)
Capitalized software	$471	$471	$471
Less: accumulated amortization	(150)	(31)	(294)

Capitalized software, net	$321	$440	$177

Amortization expense related to capitalized software costs was $119 and $31 for the years ended December 31, 2016 and 2015. Amortization expense related to capitalized software costs was $145 (unaudited) and $71 (unaudited) for the nine months ended September 30, 2017 and 2016. The expected annual amortization expense related to capitalized software costs as of December 31, 2016 is $193 in 2017 and $128 in 2018, for a total expected amortization expense of $321.